SCHEDULE OF ERROR CORRECTIONS (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 1,543,219						$ 1,543,219		$ 2,914,629
Total current liabilities	2,371,199						2,371,199		688,671
Additional paid-in capital	42,188,117						42,188,117		41,596,032
Accumulated deficit	(43,016,179)						(43,016,179)		(39,370,153)
Total stockholders’ equity	(827,980)	$ 10,223	$ 1,125,029	$ 2,932,737	$ 4,239,570	$ (14,031,887)	(827,980)	$ 2,932,737	2,225,958	$ (12,831,606)
Total liabilities and stockholders’ equity	1,543,219						1,543,219		2,914,629
Research and development	198,252			290,966			652,657	848,995
General and administrative	770,534			1,184,100			2,524,308	3,406,572
Total operating expenses	1,161,682			1,634,454			3,754,934	4,609,023
Total other income (expense)	164,165			227			103,613	(1,504,875)
Net income (loss)	(998,010)	$ (1,464,557)	$ (1,183,460)	(1,633,033)	$ (3,554,862)	$ (936,088)	(3,646,027)	(6,123,983)
Net (loss) allocable to common stockholders	$ (998,010)			$ (1,633,033)			$ (3,646,027)	$ (6,539,506)
(Loss) per share, basic	$ (0.12)			$ (0.20)			$ (0.44)	$ (1.17)
(Loss) per share, diluted	$ (0.12)			$ (0.20)			$ (0.44)	$ (1.17)
Weighted Average common shares outstanding, basic	8,526,854			7,821,515			8,255,606	5,522,950
Weighted Average common shares outstanding, diluted	8,526,854			7,821,515			8,255,606	5,522,950
Adjustments to reconcile net income (loss) to net cash used in operation activities
Depreciation and amortization							$ 120,886	$ 104,352
Prepaids and other current assets							34,182	(42,802)
Net cash (used in) operations							(2,913,165)	(3,814,059)
Net cash (used in) investing activities							(85,603)	(159,622)
IPO Issuance costs							(312,588)	(365,060)
Net cash provided by financing activities							1,687,412	6,187,258
Net cash increase (decrease) for period							(1,311,356)	2,213,577
Common Stock	$ 82						$ 82		$ 79
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets				$ 4,101,162				4,101,162
Total current liabilities				1,168,426				1,168,426
Additional paid-in capital				41,510,853				41,510,853
Accumulated deficit				(38,578,195)				(38,578,195)
Other				78				78
Total stockholders’ equity				2,932,736				2,932,736
Total liabilities and stockholders’ equity				4,101,162				4,101,162
Gross profit (loss)				(3,573)				(10,085)
Sales and marketing				159,388				353,456
Research and development				290,966				848,995
General and administrative				1,184,100				3,559,225
Total operating expenses				1,634,454				4,761,676
Total other income (expense)				227				(1,504,875)
Net income (loss)				(1,633,033)				(6,276,636)
Net (loss) allocable to common stockholders				$ (1,633,033)				$ (6,692,159)
(Loss) per share, basic				$ (0.20)				$ (1.21)
(Loss) per share, diluted				$ (0.20)				$ (1.21)
Weighted Average common shares outstanding, basic				7,821,515				5,516,238
Weighted Average common shares outstanding, diluted				7,821,515				5,516,238
Adjustments to reconcile net income (loss) to net cash used in operation activities
Depreciation and amortization								$ 141,852
Non-cash charge settled in equity								0
Prepaids and other current assets								85,081
Accrued and other liabilities								981,504
Other								889,081
Net cash (used in) operations								(4,179,118)
Net cash (used in) investing activities								(159,622)
IPO Issuance costs								0
Others								6,552,318
Net cash provided by financing activities								6,552,318
Net cash increase (decrease) for period								2,213,578
Common Stock				$ 78				78
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets				0				0
Total current liabilities				0				0
Additional paid-in capital				(152,653)				(152,653)
Accumulated deficit				152,653				152,653
Other				0				0
Total stockholders’ equity				0				0
Total liabilities and stockholders’ equity				0				0
Gross profit (loss)				0				0
Sales and marketing				0				0
Research and development				0				0
General and administrative				0				(152,653)
Total operating expenses				0				(152,653)
Total other income (expense)				0				0
Net income (loss)				0				152,653
Net (loss) allocable to common stockholders				$ 0				$ 152,653
(Loss) per share, basic				$ 0				$ 0.04
(Loss) per share, diluted				$ 0				$ 0.04
Weighted Average common shares outstanding, basic				0				6,712
Weighted Average common shares outstanding, diluted				0				6,712
Adjustments to reconcile net income (loss) to net cash used in operation activities
Depreciation and amortization								$ (37,500)
Non-cash charge settled in equity								1,299,507
Prepaids and other current assets								(127,883)
Accrued and other liabilities								(921,718)
Other								0
Net cash (used in) operations								365,060
Net cash (used in) investing activities								0
IPO Issuance costs								(365,060)
Others								0
Net cash provided by financing activities								(365,060)
Net cash increase (decrease) for period								0
Common Stock				$ 0				0
As Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets				4,101,162				4,101,162
Total current liabilities				1,168,426				1,168,426
Additional paid-in capital				41,358,200				41,358,200
Accumulated deficit				(38,425,542)				(38,425,542)
Other				78				78
Total stockholders’ equity				2,932,736				2,932,736
Total liabilities and stockholders’ equity				4,101,162				4,101,162
Gross profit (loss)				(3,573)				(10,085)
Sales and marketing				159,388				353,456
Research and development				290,966				848,995
General and administrative				1,184,100				3,406,572
Total operating expenses				1,634,454				4,609,023
Total other income (expense)				227				(1,504,875)
Net income (loss)				(1,633,033)				(6,123,983)
Net (loss) allocable to common stockholders				$ (1,633,033)				$ (6,539,506)
(Loss) per share, basic				$ (0.20)				$ (1.17)
(Loss) per share, diluted				$ (0.20)				$ (1.17)
Weighted Average common shares outstanding, basic				7,821,515				5,522,950
Weighted Average common shares outstanding, diluted				7,821,515				5,522,950
Adjustments to reconcile net income (loss) to net cash used in operation activities
Depreciation and amortization								$ 104,352
Non-cash charge settled in equity								1,299,507
Prepaids and other current assets								(42,801)
Accrued and other liabilities								59,786
Other								889,081
Net cash (used in) operations								(3,814,058)
Net cash (used in) investing activities								(159,622)
IPO Issuance costs								(365,060)
Others								6,552,318
Net cash provided by financing activities								6,187,258
Net cash increase (decrease) for period								2,213,578
Common Stock				$ 78				$ 78